Other Operating (Income) Expenses, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components Of Other Income And Expense [Line Items]
Net losses (gains) on disposal of assets, restaurant closures and refranchisings	$ (25.4)	$ (0.7)	$ (30.8)
Net losses (gains) associated with asset disposals and restaurant closures	14.9	5.0	12.7
Net losses associated with sale of subsidiaries		1.0
Losses associated with long-lived for restaurants classified as held for sale			13.2
Net loss on derivatives	133.0	148.0
Foreign currency derivatives, premium	59.9
Gain (loss) due to change in fair value	(34.5)
Net gain related to the reclassification of amounts from AOCI	13.4
Cross Currency Interest Rate Contract [Member]
Components Of Other Income And Expense [Line Items]
Gain (loss) due to change in fair value	(165.8)
2014 Term Loan Facility [Member]
Components Of Other Income And Expense [Line Items]
Gain (loss) due to change in fair value	88.9
Restaurant Closures and Refranchisings [Member]
Components Of Other Income And Expense [Line Items]
Net losses (gains) on disposal of assets, restaurant closures and refranchisings	$ (10.5)	$ 5.3	$ (4.9)